OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER CURRENT LIABILITIES [Abstract]
Accrued payroll and related benefits	$ 1,129	$ 1,134
Provision for vacation and other employee benefits	1,416	1,973
Net written put option (Note 1A)	587	554
Accrued expenses	871	812
Employees' severance benefits (Note 9D)	401	115
Provision for contingent liabilities (Note 10D)	298	202
Other liabilities	454	521
Other Current Liabilities	$ 5,156	$ 5,311